Classification of Financial Instruments - Schedule of Classification of Each Class of Financial Assets and their Carrying Values (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	£ 1,682	£ 1,652
Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	93	77
Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	568	518
Cash and cash equivalents - within assets classified as held for sale [member]
Disclosure of financial assets [line items]
Financial assets		127
Marketable securities [member]
Disclosure of financial assets [line items]
Financial assets		8
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	68	140
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	904	760
Trade receivables - within assets classified as held for sale [member]
Disclosure of financial assets [line items]
Financial assets	49	22
Financial assets at fair value [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets	93
Financial assets at fair value [member] | FVOCI [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	93
Financial assets at fair value [member] | FVTPL [member]
Disclosure of financial assets [line items]
Financial assets	4
Financial assets at fair value [member] | FVTPL [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	4
Financial assets at fair value [member] | Fair value - hedging instrument [member]
Disclosure of financial assets [line items]
Financial assets	64
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	64
Financial assets at fair value [member] | Financial assets available-for-sale [member]
Disclosure of financial assets [line items]
Financial assets		85
Financial assets at fair value [member] | Financial assets available-for-sale [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets		77
Financial assets at fair value [member] | Financial assets available-for-sale [member] | Marketable securities [member]
Disclosure of financial assets [line items]
Financial assets		8
Financial assets at fair value [member] | Financial assets at fair value derivative held for trading [member]
Disclosure of financial assets [line items]
Financial assets		3
Financial assets at fair value [member] | Financial assets at fair value derivative held for trading [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets		3
Financial assets at fair value [member] | Financial assets derivatives in hedge relationship [member]
Disclosure of financial assets [line items]
Financial assets		137
Financial assets at fair value [member] | Financial assets derivatives in hedge relationship [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets		137
Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets	1,521
Financial assets at amortised cost [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	568
Financial assets at amortised cost [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	904
Financial assets at amortised cost [member] | Trade receivables - within assets classified as held for sale [member]
Disclosure of financial assets [line items]
Financial assets	£ 49
Financial assets at amortised cost [member] | Loans and receivables [member]
Disclosure of financial assets [line items]
Financial assets		1,427
Financial assets at amortised cost [member] | Loans and receivables [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets		518
Financial assets at amortised cost [member] | Loans and receivables [member] | Cash and cash equivalents - within assets classified as held for sale [member]
Disclosure of financial assets [line items]
Financial assets		127
Financial assets at amortised cost [member] | Loans and receivables [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets		760
Financial assets at amortised cost [member] | Loans and receivables [member] | Trade receivables - within assets classified as held for sale [member]
Disclosure of financial assets [line items]
Financial assets		£ 22